Financial risk management - Summary of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities		¥ 4,131,847	¥ 10,964,623
Deposits from customers in the banking business	[1],[2]		4,281,915
Bonds		490,794	688,245
Borrowings		638,704	2,971,250
Loan commitments			27,564
Derivative liabilities		70,216	155,095	[3]
Guarantee deposits received		7,812	45,017
Redeemable noncontrolling interests		81,194	53,750
Lease liabilities		722,527	712,098
Derivative Contracts - Net Settled
Paid		70,216	155,095
Derivative Contracts Gross Settled
Received		0	0
Paid		0	0
Deposits from customers in the banking business [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	[1],[2]		4,243,962
Bonds [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities		474,343	664,390
Borrowings [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities		567,643	2,934,386
Derivative Liabilities [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities		70,216	154,526	[3]
Guarantee deposits received [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities		7,812	45,017
Redeemable non-controlling interests [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities		78,568	52,963
Gross carrying amount [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities		627,683	599,470
Within 1Year [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	[1],[2]		4,006,600
Bonds		128,224	114,299
Borrowings		109,081	1,934,886
Loan commitments			27,564
Derivative liabilities		70,216	21,479	[3]
Guarantee deposits received		0	31,866
Redeemable noncontrolling interests		37,485	10,912
Lease liabilities		115,801	115,608
Derivative Contracts - Net Settled
Paid		70,216	21,479
Derivative Contracts Gross Settled
Received		0	0
Paid		0	0
1 Year to 2 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	[1],[2]		96,834
Bonds		92,759	128,972
Borrowings		69,467	264,847
Derivative liabilities		0	121,611	[3]
Guarantee deposits received		309	100
Redeemable noncontrolling interests		9,995	21,588
Lease liabilities		106,678	107,197
Derivative Contracts - Net Settled
Paid		0	121,611
Derivative Contracts Gross Settled
Received		0
Paid		0
2 Years to 3 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	[1],[2]		11,141
Bonds		62,450	103,488
Borrowings		160,433	233,755
Derivative liabilities		0	3,173	[3]
Guarantee deposits received		25	21
Redeemable noncontrolling interests		1,974	4,447
Lease liabilities		97,209	94,233
Derivative Contracts - Net Settled
Paid		0	3,173
Derivative Contracts Gross Settled
Received		0
Paid		0
3 Years to 4 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	[1],[2]		2,692
Bonds		121,962	93,160
Borrowings		16,977	157,629
Derivative liabilities		0	2,693	[3]
Guarantee deposits received		10	7
Redeemable noncontrolling interests		9,344	3,405
Lease liabilities		84,213	75,125
Derivative Contracts - Net Settled
Paid		0	2,693
Derivative Contracts Gross Settled
Received		0
Paid		0
4 Years to 5 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	[1],[2]		10,596
Bonds		1,155	162,927
Borrowings		151,655	21,521
Derivative liabilities		0	2,340	[3]
Guarantee deposits received		10	6
Redeemable noncontrolling interests		1,640	2,287
Lease liabilities		67,155	67,715
Derivative Contracts - Net Settled
Paid		0	2,340
Derivative Contracts Gross Settled
Received		0
Paid		0
5+ Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	[1],[2]		154,052
Bonds		84,244	85,399
Borrowings		131,091	358,612
Derivative liabilities		0	3,799	[3]
Guarantee deposits received		7,458	13,017
Redeemable noncontrolling interests		20,756	11,111
Derivative Contracts - Net Settled
Paid		0	3,799
Derivative Contracts Gross Settled
Received		0
Paid		0
5 Years to 6 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities		55,337	52,376
6 Years to 7 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities		47,266	42,763
7 years to 8 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities		36,423	34,114
8 Years to 9 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities		31,878	25,860
9 Years to 10 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities		27,073	21,529
10+ Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities		¥ 53,494	¥ 75,578

[1]	As a result of the execution of the Partial Spin-off of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there is no balance of depoits from customers in the banking business as of March 31, 2026.
[2]	Demand deposits are included in the “Within 1 year” category.
[3]	Breakdown of net settlements and gross settlements in the derivative liabilities are presented below.